Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	CYMA
Entity Registrant Name	CymaBay Therapeutics, Inc.
Entity Central Index Key	0001042074
Entity Filer Category	Smaller Reporting Company